Note 8 - Accrued Expenses - Accrued Liabilities (Details) - AUD ($)	Dec. 31, 2021	Dec. 31, 2020
Legal, tax and accounting fees	$ 52,982	$ 254,348
Salary and related costs	348,657	231,290
Research and development costs	1,052,814	462
Patent fees	395,420	314,802
Inventory purchases	268,317	188,720
Occupancy expenses	345	111,142
Other	682,280	51,244
Accrued Liabilities, Current, Total	$ 2,800,815	$ 1,152,008